DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2021
Disclosure of deferred tax assets and liabilities [Abstract]
DEFERRED TAX ASSETS AND LIABILITIES
15.       DEFERRED TAX ASSETS AND LIABILITIES

Recognised deferred tax assets and liabilities

Deferred tax assets and liabilities of the Group are attributable to the following:

	Assets		Liabilities		Net
	2021 US$’000	2020 US$’000	2021 US$’000	2020 US$’000	2021 US$’000	2020 US$’000
Property, plant and equipment	477	733	(11)	(9)	466	724
Intangible assets	-	-	(3,969)	(4,072)	(3,969)	(4,072)
Inventories	620	750	-	-	620	750
Provisions	1,871	2,159	-	-	1,871	2,159
Tax value of loss carry-forwards	1,016	433	-	-	1,016	433
Other items	117	110	(878)	(824)	(761)	(714)

Deferred tax assets/(liabilities)	4,101	4,185	(4,858)	(4,905)	(757)	(720)

The deferred tax asset in 2021 is mainly due to deductible temporary differences relating to provisions, loss carry-forwards, property, plant and equipment and the elimination of unrealised intercompany inventory profit. In 2021, the deferred tax asset decreased by US$84,000 mainly due to a reduction in deductible temporary differences principally attributable to property, plant and equipment, provisions and inventories.

The deferred tax liability is caused by the net book value of non-current assets being greater than the tax written down value of non-current assets, temporary differences due to the acceleration of the recognition of certain charges in calculating taxable income permitted in Ireland and the US. The deferred tax liability decreased by US$47,000 in 2021, principally because of the impairment of intangible assets on which the deferred tax liabilities were recognised.

Deferred tax assets and liabilities are only offset when the entity has a legally enforceable right to set off current tax assets against current tax liabilities and where the intention is to settle current tax liabilities and assets on a net basis or to realise the assets and settle the liabilities simultaneously. At December 31, 2021 and at December 31, 2020 no deferred tax assets and liabilities are offset as it is not certain as to whether there is a legally enforceable right to set off current tax assets against current tax liabilities and it is also uncertain as to what current tax assets may be set off against current tax liabilities and in what periods.

Most temporary differences are expected to reverse after 2023.

Movement in temporary differences during the year

	Balance January, 1 2021	Recognised in income	Balance December 31, 2021
	US$’000	US$’000	US$’000
Property, plant and equipment	724	(258)	466
Intangible assets	(4,072)	103	(3,969)
Inventories	750	(130)	620
Provisions	2,159	(288)	1,871
Tax value of loss carry-forwards	433	583	1,016
Other items	(714)	(47)	(761)

	(720)	(37)	(757)

	Balance January, 1 2020	Recognised in income	Balance December 31, 2020
	US$’000	US$’000	US$’000
Property, plant and equipment	1,018	(294)	724
Intangible assets	(6,099)	2,027	(4,072)
Inventories	642	108	750
Provisions	3,622	(1,463)	2,159
Tax value of loss carry-forwards	216	217	433
Other items	(286)	(428)	(714)

	(887)	167	(720)

Unrecognised deferred tax assets

Deferred tax assets have not been recognised by the Group in respect of the following items:

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Capital losses	8,293	8,293
Net operating losses	73,893	85,198
US alternative minimum tax credits	1,704	1,848
Other temporary timing differences	21,301	21,878
US state credit carry-forwards	1,664	802

	106,855	118,019

There was a decrease of US$11,164,000 in the unrecognised deferred tax assets during the year ended December 31, 2021. The above amounts are the gross values and have not been tax effected.